Cover	Nov. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends and restates the Current Report on Form 8-K filed by LogicMark, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on November 21, 2023 (the “Original Form 8-K”), in which the Company reported that the Company entered into warrant inducement agreements with certain holders to purchase shares of common stock, par value $0.0001 per share (the “Common Stock”), of the Company. This Amendment No. 1 is being filed to (i) amend and restate Item 1.01 of the Original Form 8-K to correct the number of shares of Common Stock that the Holders (as defined below) may receive upon exercise of their Existing Warrants (as defined below); and (ii) file amended and restated versions of each of Exhibit 10.1 and 10.2 and amend and restate Item 9.01(d) of the Original Form 8-K accordingly. Other than such changes to the Original Form 8-K described in (i) and (ii) above, there are no other changes to the Original Form 8-K.
Document Period End Date	Nov. 21, 2023
Entity File Number	001-36616
Entity Registrant Name	LogicMark, Inc.
Entity Central Index Key	0001566826
Entity Tax Identification Number	46-0678374
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2801 Diode Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	502
Local Phone Number	442-7911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LGMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false